Restructuring Costs - Summary of Accrued Restructuring Obligation Associated with Fiscal 2012 August Restructuring Activities (Detail) (Fiscal 2012 August restructuring [Member], USD $)
In Thousands, unless otherwise specified
	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Restructuring Cost and Reserve [Line Items]
Accrued restructuring obligation at beginning of year	$ 7,788
Restructuring costs incurred		13,259
Restructuring costs paid	(2,576)	(5,800)
Accretion expense	417	116
Adjustments	1,020
Currency translation adjustment	(149)	213
Accrued restructuring obligation at end of year	6,500	7,788
Lease Obligation Costs [Member]
Restructuring Cost and Reserve [Line Items]
Accrued restructuring obligation at beginning of year	7,788
Restructuring costs incurred		8,059
Restructuring costs paid	(2,576)	(600)
Accretion expense	417	116
Adjustments	1,020
Currency translation adjustment	(149)	213
Accrued restructuring obligation at end of year	6,500	7,788
Employee Termination Costs [Member]
Restructuring Cost and Reserve [Line Items]
Accrued restructuring obligation at beginning of year
Restructuring costs incurred		3,745
Restructuring costs paid		(3,745)
Accretion expense
Currency translation adjustment
Accrued restructuring obligation at end of year
Other Restructuring Costs [Member]
Restructuring Cost and Reserve [Line Items]
Accrued restructuring obligation at beginning of year
Restructuring costs incurred		1,455
Restructuring costs paid		(1,455)
Accretion expense
Adjustments
Currency translation adjustment
Accrued restructuring obligation at end of year